INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL

	Patents	Customer Relationships	Brand	Software	Goodwill	Total
Cost
Balance at January 1, 2021	$41,931	$197,000	$-	$119,000	$2,166,563	$2,524,494
Intangible assets acquired in the Transaction	-	-	23,000	433,000	8,353,609	8,809,609
Impairment of Goodwill	-	-	-	-	(4,579,763)	(4,579,763)
Balance at December 31, 2021	$41,931	$197,000	$23,000	$552,000	$5,940,409	$6,754,340
Foreign exchange translation	-	-	387	7,285	63,494	71,166
Balance at June 30, 2022	$41,931	$197,000	$23,387	$559,285	$6,003,903	$6,825,506

Accumulated amortization
Balance at January 1, 2021	$41,931	$26,267	$-	$15,866	$-	$84,064
Change for the year	-	34,147	3,450	98,369	-	135,966
Balance at December 31, 2021	41,931	60,414	3,450	114,235	-	220,030
Change for the period	-	13,659	2,300	73,187	-	89,146
Foreign exchange translation	-	-	96	2,415	-	2,511
Balance at June 30, 2022	$41,931	$74,073	$5,846	$189,837	$-	$311,687
Net book value:
December 31, 2021	$-	$136,586	$19,550	$437,765	$5,940,409	$6,534,310
June 30, 2022	$-	$122,927	$17,541	$369,448	$6,003,903	$6,513,819